Related Party Transactions - Schedule of Related Party Transaction Due To Related Party (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 48,735	$ 55,101
Ocean Yield Malta Limited [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	48,684	55,074
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 51	$ 27